34 Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions [abstract]
Schedule of provisions
	Non-current liabilities	Current liabilities
	Contingencies
At 12.31.19	2,808	291

Increases	1,107	163
Decreases	(105)	(12)
Recovery	(587)	-
Result from exposure to inflation for the year	(792)	(84)
At 12.31.20	2,431	358

At 12.31.18	2,240	392
Increases	1,687	174
Decreases	(28)	(105)
Result from exposure to inflation for the year	(1,091)	(170)
At 12.31.19	2,808	291